DEBT	6 Months Ended	12 Months Ended
	Apr. 30, 2024	Oct. 31, 2023
Debt Disclosure [Abstract]
DEBT

NOTE 7 – DEBT

The table below presents outstanding debt instruments as of April 30, 2024 and October 31, 2023:

	April 30, 2024	October 31, 2023

Short Term
2021 Series convertible notes – related party	$480,000	$480,000
2024 Series Senior Secured convertible notes	3,968,750	-
Discount 2024 Series Senior Secured convertible notes	(1,537,682)	-
Total Short-Term Debt	2,911,068	480,000
Long Term
Unsecured 6% note payable – related party	$767,288	$767,288
Unsecured 4% note payable – related party	1,221,958	1,221,958
2022 Series convertible notes	200,000	200,000
2023 Series convertible notes – stock settled	405,000	405,000
Discount 2023 Series convertible notes	(58,317)	(64,285)
2023 Series B convertible notes – stock settled	1,312,600	1,312,600
Discount 2023 Series B convertible notes	(853,035)	(891,582)
Total Long-Term Debt	2,995,494	2,950,979
Total Debt	$5,906,562	$3,430,979

The table below presents the future maturities of outstanding debt obligations as of April 30, 2024:

Fiscal year 2024	$4,448,750
Fiscal year 2025	-
Fiscal year 2026	1,989,246
Fiscal year 2027	200,000
Fiscal year 2028	1,717,600
Total	$8,355,596

Unsecured 6% Note Payable - Related Party

Interest expense on this note was $11,352 and $22,956, and $11,225 and $22,829 for the three and six months ended April 30, 2024 and 2023, respectively. Accrued interest on this note was $161,068 and $138,112 as of April 30, 2024 and October 31, 2023, respectively. This note is unsecured. On January 31, 2024, the Company entered into an amendment to the note to provide that, upon the listing of the Company’s common stock on an exchange, the note will automatically convert to common stock determined by dividing the outstanding principal plus all accrued and unpaid interest by the price per share on the date of listing.

Unsecured 4% Note Payable - Related Party

Interest expense on this note was $12,052 and $24,372, and $11,918 and $24,238 for the three and six months ended April 30, 2024 and 2023, respectively. Accrued interest on this note was $171,007 and $146,635 as of April 30, 2024 and October 31, 2023, respectively. This note is unsecured. On January 31, 2024, the Company entered into an amendment to the note to provide that, upon the listing of the Company’s common stock on an exchange, the note will automatically convert to common stock determined by dividing the outstanding principal plus all accrued and unpaid interest by the price per share on the date of listing.

2021 Series Convertible Note - Related Party

The principal balance outstanding on the 2021 Series Convertible note amounted to $480,000 and $480,000 as of April 30, 2024 and October 31, 2023, respectively. The note matures on July 31, 2024 and is unsecured. During the three and six months ended April 30, 2024 and 2023, the Company recorded $6,098 and $11,967, and $5,852 and $11,901 respectively, in interest expense. As of April 30, 2024 and October 31, 2023, accrued, but unpaid, interest on this note was $66,131 and $53,804, respectively.

2022 Series Convertible Notes

During June and July, 2022, the Company issued a total of $200,000 in 2022 Series Convertible notes to two unrelated parties. These notes are unsecured, earn interest at a rate of 5% per annum and mature in June and July of 2027. These notes are payable solely in common stock of the Company and are convertible upon the closing of a Qualified Financing of at least $5,000,000. During the three and six months ended April 30, 2024 and 2023, the Company recorded $2,465 and $4,986 and $2,438 and $4,959 in interest expense on these notes, respectively. As of April 30, 2024 and October 31, 2023, the Company had accrued $18,192 and $13,205, respectively, in interest on these notes.

2023 Series Convertible Notes – Stock Settled

On January 6, 2023, the Company sold $405,000 of its 8%, unsecured 2023 Series Convertible Notes - Stock Settled (the “January 2023 Notes”) and common stock purchase warrants (“January 2023 Warrants”) to five investors.

On various dates during March and April 2023, the Company sold $787,600 of its 8%, unsecured 2023 Series B Convertible Notes - Stock Settled (the “March 2023 Notes”) and common stock purchase warrants (“March 2023 Warrants”) to six investors.

On various dates during June and July 2023, the Company sold $525,000 of its 8%, unsecured 2023 Series B Convertible Notes - Stock Settled (the “June 2023 Notes”) and common stock purchase warrants (“June 2023 Warrants”) to three investors.

The sale and purchase were made through a Convertible Note and Warrant Purchase Agreement (“Purchase Agreement”) entered into with each investor. The Company followed the guidance of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) ASC 480 “Distinguishing Liabilities from Equity” to account for the stock settled debt and ASC 815 “Derivatives and Hedging” to account for the derivative related to the notes and also to determine the number of warrants to be issued at the time of the issuance of the January 2023 Notes, March 2023 Notes, or the June 2023 Notes.

The Company contemplated ASC 480-10-30-7 related to the valuation of the embedded conversion feature contained in the January 2023 Notes, March 2023 Notes, and June 2023 Notes. The Company deemed that the most likely scenario to be utilized for valuing the conversion feature was a qualified financing. Therefore, the Company deemed that the January 2023 Notes, March 2023 Notes, and June 2023 were issued at a premium related to the definition of Discounted Qualified Financing Price contained in the Purchase Agreement. The premium recognized at the inception of January 2023 Notes was $135,000, the premium recognized at the inception of the March 2023 Notes was $262,533, and the premium recognized at the inception of the June 2023 Notes was $175,000.

The Company assessed the January 2023 Warrants, March 2023 Warrants, and June 2023 first under ASC 480. Based on the attributes of the January 2023 Warrants, March 2023 Warrants, and June 2023 Warrants, the Company determined that each are outside of the scope of ASC 480 and proceeded to assess each under ASC 815 to determine if any are considered indexed to the Company’s own common stock. Because the inputs which affect the number of shares to be issued upon exercise of the January 2023 Warrants, March 2023 Warrants, and June 2023 Warrants are not the inputs per 815-40-15-7E, none are deemed to be indexed to the Company’s own stock and have been recorded as liabilities under ASC 815 (Note 3) at the fair market value. At issuance, the Company recorded a warrant liability related to the January 2023 Warrants of $73,213, which amount is remeasured at fair market value at the end of each reporting period. The combination of the premium related to the conversion feature of $135,000 and the warrant liability of $73,213 resulted in the recognition of a debt discount of $208,213 at issuance of the January 2023 Notes and January 2023 Warrants. Further, at issuance of the March 2023 Warrants, the Company recorded a warrant liability of $568,574, which is remeasured at fair market value at the end of each reporting period. The combination of the premium related to the conversion feature of $262,533 and the warrant liability of $568,574 resulted in the recognition of a debt discount of $831,108 at issuance of the March 2023 Notes and March 2023 Warrants. Lastly, at issuance of the June 2023 Warrants, the Company recorded a warrant liability of $354,810, which is remeasured at fair market value at the end of each reporting period. The combination of the premium related to the conversion feature of $175,000 and the warrant liability of $354,180 resulted in the recognition of a debt discount of $529,810 at issuance of the June 2023 Notes and June 2023 Warrants.

The combination of the $135,000 premium associated with the conversion feature of the January 2023 Notes and the $208,213 discount associated with the January 2023 Warrants results in a net discount of $73,213 that is accreted over five years utilizing the effective interest method. The effective interest rate for the three and six months ended April 30, 2024 and 2023 is 13.0% and 13.0%, and 13.0% and 13.0%, respectively. During the three and six months ended April 30, 2024, the Company recorded accretion expense of $2,999 and $5,968, respectively, and a (gain) or loss on the fair value of the warrant liability of $138 and $(31,231), respectively, compared to accretion expense of $2,611 and $3,269, respectively, and a (gain) or loss on the fair value of the warrant liability of $(136) and $(187), respectively, during the three and six months ended April 30, 2023.

The combination of the $262,533 premium associated with the conversion feature of the March 2023 Notes and the $831,108 discount associated with the March 2023 Warrants results in a net discount of $568,574 that is accreted over five years utilizing the effective interest method. The effective interest rate for the three and six months ended April 30, 2024 and 2023 is 44.6% and 44.6%, and 44.6% and 44.6%, respectively. During the three and six months ended April 30, 2024, the Company recorded accretion expense of $12,217 and $23,443, and a (gain) or loss on the fair value of the warrant liability of $1,071 and $(242,940), compared to accretion expense of $3,111 and $3,111, respectively, and a (gain) or loss on the fair value of the warrant liability of $(520) and $(520), respectively, during the three and six months ended April 30, 2023.

The combination of the $175,000 premium associated with the conversion feature of the June 2023 Notes and the $529,810 discount associated with the June 2023 Warrants results in a net discount of $354,810 that is accreted over five years utilizing the effective interest method. The effective interest rate for the three and six months ended April 30, 2024 is 39.5% and 39.5%, respectively, with no activity in the prior periods. During the three and six months ended April 30, 2024, the Company recorded accretion expense of $7,826 and $15,104 and a (gain) or loss on the fair value of the warrant liability of $714 and $(161,940), with no activity in the prior year period.

During the three and six months ended April 30, 2024 and 2023, the Company recorded $7,989 and $16,156, and $7,900 and $9,907 in interest expense, respectively, on the January 2023 Notes. During the three and six months ended April 30, 2024 and 2023, the Company recorded $15,536 and $31,418, and $5,552 and $5,552 in interest expense on the March 2023 Notes, respectively. During the three and six months ended April 30, 2024, the Company recorded $10,356 and $20,942 in interest expense on the June 2023 Notes, with no activity in the prior year period.

As of April 30, 2024 and October 31, 2023, the Company had accrued $42,396 and $26,240, respectively, in interest on the January 2023 Notes. As of April 30, 2024 and October 31, 2023, the Company had accrued $68,732 and $37,314, respectively, in interest on the March 2023 Notes. As of April 30, 2024 and October 31, 2023, the Company had accrued $36,493 and $15,551, respectively, in interest on the June 2023 Notes.

2024 Series Senior Secured Convertible Notes – Stock Settled

On November 16, 2023 and January 10, 2024, the Company entered into securities purchase agreements (the “January Purchase Agreements”) with an accredited investor, pursuant to which the Company issued and sold to the investor, in a private placement, (i) senior secured convertible notes (the “January Series 2024 Notes”) in the principal amount of $2,500,000 and $1,250,000, respectively, for a purchase price of $2,000,000 and $1,000,000, respectively, (reflecting a 20% original issue discount), and warrants to purchase shares of common stock of the Company (the “January Series 2024 Warrants”).

On April 11, 2024, the Company entered into a securities purchase agreement (the “April Purchase Agreement”) with an accredited investor, pursuant to which the Company issued and sold to the investor, in a private placement, (i) senior secured convertible notes (the “April Series 2024 Notes”) in the principal amount of $218,750 for a purchase price of $175,000 (reflecting a 20% original issue discount), and warrants to purchase shares of common stock of the Company (the “April Series 2024 Warrants”).

The January Series 2024 Notes and April Series 2024 Notes are collectively the “Series 2024 Notes.” The January Series 2024 Warrants and April Series 2024 Warrants are collectively the “Series 2024 Warrants.”

Interest on the Series 2024 Notes will accrue commencing on the earlier of the maturity date or upon an event of default, at the annual rate of 20%, due the first day of each calendar month following such date. The January Series 2024 Notes will mature at the earlier of (i) six months from the issuance date (the “Original Maturity Date”) and (ii) the occurrence of a Liquidity Event (as defined in the January Series 2024 Notes), provided that the Company may extend the maturity date for an additional three months (the “January Extension Period”). The April Series 2024 Notes will mature at the earlier of (i) May 16, 2024 and (ii) the occurrence of a Liquidity Event (as defined in the April Series 2024 Notes), provided that the Company may extend the maturity date for an additional three months (the “April Extension Period”). The Series 2024 Notes are secured by all of the Company’s assets pursuant to a security agreement between the Company and the investors. The Series 2024 Notes will be convertible, at the option of the investors, into common stock commencing on the maturity date, at a conversion price equal to the product of (x) the Liquidity Event Price (as defined in the Series 2024 Notes) and (y) 0.70 (or 0.60 if the Company has extended the maturity date), provided however, that if no Liquidity Event has occurred by the maturity date then the conversion price will be the amount obtained by dividing (i) $95,000,000 by (ii) the number of shares of common stock outstanding on such date calculated on a fully-diluted basis. In addition, the Company will have the right to effect conversion of the Series 2024 Notes if, at the time (a) a Liquidity Event has occurred and (b) the underlying shares are registered for resale.

The Series 2024 Warrants will be exercisable into the number the shares of common stock obtained by dividing 100% of the original principal amount of the Series 2024 Notes by (ii) the Liquidity Event Price (as defined in the Series 2024 Notes); provided, however, that if no Liquidity Event has occurred by the maturity date, then such percentage will be 150%. The Series 2024 Warrants will be exercisable for a period of five years and have an exercise price equal to the Liquidity Event Price provided however, that if no Liquidity Event has occurred by the maturity date then the exercise price will be the amount obtained by dividing (i) $95,000,000 by (ii) the number of shares of common stock outstanding on such date calculated on a fully-diluted basis.

The Company followed the guidance of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) ASC 480 “Distinguishing Liabilities from Equity” to account for the stock settled debt, ASC 470 “Debt,” and ASC 815 “Derivatives and Hedging” to account for Series 2024 Notes and Series 2024 Warrants.

The Company contemplated ASC 480-10-30-7 related to the valuation of the embedded conversion feature contained in the Series 2024 Notes and determined that the value delivered to the investor is identical in all scenarios and only the number of shares differ. The number of shares are issued at a premium as there is a discount applicable in the case of a Liquidity Event.

In order to determine the conversion price of the Series 2024 Notes, the Company analyzed the guidance in ASC 470 related to multi-step discounts. The Company deemed that the most likely scenario to be utilized for valuing the conversion feature was a conversion following a Liquidity Event at the option of the investor during the Extension Period as this represents the most advantageous scenario from the perspective of the investor with the shortest period in which the investor could recognize a return on its investment. Because the Company filed an amendment to its Form S-1 Registration Statement on February 2, 2024 which contemplates that, following effectiveness, the selling shareholders may offer their shares at a fixed price of $15.00 per share, the assumed Liquidity Event Price in this scenario is also deemed to be $15.00. For the January Series 2024 Notes, upon issuance, under the scenario based on the aforementioned assumptions, the Company would issue 416,667 shares of common stock upon conversion, and it recognized a premium of $2,500,005. Similarly, for the April Series 2024 Notes, upon issuance, under the scenario based on the aforementioned assumptions, the Company would issue 24,306 shares of common stock upon conversion, and it recognized a premium of $145,840.

The Company assessed the Series 2024 Warrants first under ASC 480. Based on the attributes of the Series 2024 Warrants, the Company determined that each are outside of the scope of ASC 480 and proceeded to assess each under ASC 815 to determine if any are considered indexed to the Company’s own common stock. Because the inputs which affect the number of shares to be issued upon exercise of the Series 2024 Warrants are not the inputs per 815-40-15-7E, none are deemed to be indexed to the Company’s own stock and have been recorded as liabilities under ASC 815 (Note 3) at the fair market value. Because the scenario under which the Series 2024 Notes are analyzed assumes a Liquidity Event, the scenarios under which to analyze the Series 2024 Warrants should also contain a Liquidity Event. As such, the assumed exercise price is $15.00, and the Company would issue 250,000 shares upon exercise of the January Series 2024 Warrants and 14,583 shares upon exercise of the April Series 2024 Warrants. At issuance, the Company recorded a warrant liability of $2,732,304 related to the January Series 2024 Warrants and $157,733 related to the April Series 2024 Warrants, both of which are remeasured at fair market value at the end of each reporting period. The combination of the premium related to the conversion feature of $2,500,005, the original issuance discount of $750,000, and the warrant liability of $2,732,304 resulted in the recognition of a debt discount of $5,232,309 at issuance of the January Series 2024 Notes and January Series 2024 Warrants. Similarly, the combination of the premium related to the conversion feature of $145,840, the original issuance discount of $43,750, and the warrant liability of $157,733 resulted in the recognition of a debt discount of $303,573 at issuance of the April Series 2024 Notes and April Series 2024 Warrants.

The combination of the $2,500,005 premium associated with the conversion feature of the January Series 2024 Notes, the original issuance discount of $750,000 associated with the collected proceeds compared to the principal value of the January Series 2024 Notes, and the $5,232,309 discount associated with the January Series 2024 Warrants results in a net discount of $3,482,304 that is accreted over six months utilizing the effective interest method. The effective interest rate for the three and six months ended April 30, 2024, is 659% for the November issuance and 624% for the January issuance. During the three and six months ended April 30, 2024, the Company recorded accretion expense of $2,021,452 and $2,099,406, respectively, and a (gain) or loss on the fair value of the warrant liability of $10,949 and $(28,264), respectively, with no activity in the prior year period.

The combination of the $145,840 premium associated with the conversion feature of the April Series 2024 Notes, the original issuance discount of $43,750 associated with the collected proceeds compared to the principal value of the April Series 2024 Notes, and the $303,573 discount associated with the April Series 2024 Warrants results in a net discount of $201,483 that is accreted thru the first day of the April Extension Period utilizing the effective interest method. The effective interest rate for the three and six months ended April 30, 2024 is 5.039%. During the three and six months ended April 30, 2024, the Company recorded accretion expense of $46,698 and $46,698, respectively, and a (gain) or loss on the fair value of the warrant liability of $2 and $2, respectively, with no activity in the prior year period.

During the three and six months ended April 30, 2024, no interest expense was recorded on the Series 2024 Notes, with no activity recorded during the prior year period. As of April 30, 2024 and October 31, 2023, no accrued interest was recorded on the Series 2024 Notes.

NOTE 7 – DEBT

The table below presents outstanding debt instruments as of October 31, 2023 and October 31, 2022:

	October 31, 2023	October 31, 2022

Short Term
2021 Series convertible notes – related party	$480,000	$-
Total Short-Term Debt	480,000	-
Long Term
Unsecured 6% note payable – related party	$767,288	$767,288
Unsecured 4% note payable – related party	1,221,958	1,221,958
2021 Series convertible notes – related party	-	480,000
2022 Series convertible notes	200,000	200,000
2023 Series convertible notes – stock settled	405,000	-
Discount 2023 Series convertible notes	(64,285)	-
2023 Series B convertible notes – stock settled	1,312,600	-
Discount 2023 Series B convertible notes	(891,582)	-
Total Long-Term Debt	2,950,979	2,669,246
Total Debt	$3,430,979	$2,669,246

The table below presents the future maturities of outstanding debt obligations as of October 31, 2023:

Fiscal year 2024	$480,000
Fiscal year 2025	-
Fiscal year 2026	1,989,246
Fiscal year 2027	200,000
Fiscal year 2028	1,717,600
Total	$4,386,846

Unsecured 6% Note Payable - Related Party

Interest expense on this note was $46,037 and $46,038 for the years ended October 31, 2023 and 2022, respectively. Accrued interest on this note was $138,112 and $92,076 as of October 31, 2023 and 2022, respectively. This note is unsecured.

Unsecured 4% Note Payable - Related Party

Interest expense on this note was $48,879 and $48,878 for the years ended October 31, 2023, and 2022, respectively. Accrued interest on this note was $146,635 and $97,756 as of October 31, 2023 and 2022, respectively. This note is unsecured.

2021 Series Convertible Notes - Related Party

The remaining principal balance outstanding on the 2021 Series Convertible notes amounted to $480,000 and $480,000 as of October 31, 2023 and 2022, respectively. The note matures on July 31, 2024 and is unsecured. During the years ended October 31, 2023 and 2022, the Company recorded $23,821 and $31,276, respectively, in interest expense. As of October 31, 2023 and 2022, accrued, but unpaid, interest on these notes was $53,804 and $29,983, respectively.

Senior Secured Convertible Note Payable

The outstanding balance of the note was $0 and $0 as of October 31, 2023 and October 31, 2022, respectively. Accrued interest recorded as of October 31, 2023 and 2022, amounted to $0 and $0 respectively. Interest expense was $0 and $46,849 for the years ended October 31, 2023 and 2022, respectively.

2022 Series Convertible Notes

During June and July, 2022, the Company issued a total of $200,000 in 2022 Series Convertible notes to two unrelated parties. These notes are unsecured, earn interest at a rate of 5% per annum and mature in June and July of 2027. These notes are payable solely in common stock of the Company and are convertible upon the closing of a Qualified Financing of at least $5,000,000, up the closing of a change in control. At the option of the holder of the notes or at maturity. During the years ended October 31, 2023 and 2022, the Company recorded $10,000 and $3,205 in interest expense on these notes, respectively. As of October 31, 2023 and 2022, the Company had accrued $13,205 and $3,205, respectively, in interest on these notes.

2023 Series Convertible Notes – Stock Settled

On January 6, 2023, the Company sold $405,000 of its 8%, unsecured 2023 Series Convertible Notes - Stock Settled (the “January 2023 Notes”) and common stock purchase warrants (“January 2023 Warrants”) to five investors.

On various dates during March and April 2023, the Company sold $787,600 of its 8%, unsecured 2023 Series B Convertible Notes - Stock Settled (the “March 2023 Notes”) and common stock purchase warrants (“March 2023 Warrants”) to six investors.

On various dates during June and July 2023, the Company sold $525,000 of its 8%, unsecured 2023 Series B Convertible Notes - Stock Settled (the “June 2023 Notes”) and common stock purchase warrants (“June 2023 Warrants”) to three investors.

The sale and purchase were made through a Convertible Note and Warrant Purchase Agreement (“Purchase Agreement”) entered into with each investor. The Company followed the guidance of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) ASC 480 “Distinguishing Liabilities from Equity” to account for the stock settled debt and ASC 815 “Derivatives and Hedging” to account for the derivative related to the notes and also to determine the number of warrants to be issued at the time of the issuance of the January 2023 Notes, March 2023 Notes, or the June 2023 Notes.

Each of the January 2023 Notes, March 2023 Notes, and June 2023 Notes bear interest at the rate of eight per cent per annum and are payable solely in shares of the Company’s common stock. Each of the January 2023 Notes, March 2023 Notes, and June 2023 Notes may be converted at any time at the option of the holder and are payable in full at the earliest of (i) the completion of a “Qualified Financing,” as defined below, (ii) a change in control, (iii) in the event of default, or (iv) the maturity date, which is five years from the date of issuance. A Qualified Financing is defined in the Purchase Agreement as any financing completed after the date of issuance of either the January 2023 Notes, March 2023 Notes, or June 2023 Notes involving the sale of the Company’s equity securities primarily for capital raising purposes resulting in gross proceeds to the Company of at least $5 million. Upon completion of a Qualified Financing, each of the January 2023 Notes, March 2023 Notes, and June 2023 Notes is convertible into the securities issued in such financing (the “Qualified Financing Securities”) in an amount determined by dividing (i) the outstanding principal on the January 2023 Notes, March 2023 Notes, or June 2023 Notes plus all accrued interest by (ii) the lessor of (x) the “Discounted Qualified Financing Price” and (y) the “Capped Price.” In the event of a change in control or default, voluntary conversion or upon maturity, each of the January 2023 Notes, March 2023 Notes, and June 2023 Notes is convertible into that number of shares of the Company’s common stock that equals (i) the outstanding principal amount of each of the January 2023 Notes, March 2023 Notes, and June 2023 Notes plus any accrued but unpaid interest, divided by (ii) the Capped Price.

The Discounted Qualified Financing Price is defined as the per share price at which the shares of the Qualified Financing Securities are sold in such Qualified Financing as determined for accounting purposes under GAAP, multiplied by 0.75. The Capped Price is the per share price implied by a fully-diluted (on an as-converted to common stock basis), pre-money valuation of $200,000,000 for the Company.

Each January 2023 Warrant issuable by the Company pursuant to the Purchase Agreement entitles the holder to purchase that number of fully paid and nonassessable shares of the Company’s common stock determined (A) in the case following a Qualified Financing, by dividing (i) the sum of the aggregate outstanding principal amount of the January 2023 Note plus all accrued and unpaid interest thereon at the time of conversion multiplied by 0.25 by (ii) the quotient of the Discounted Qualified Financing Price divided by 0.75, or (B) in connection with a Change of Control, by dividing (i) the sum of the aggregate outstanding principal amount of the January 2023 Note plus all accrued and unpaid interest thereon at the time of the January 2023 Note’s conversion, by (ii) the Capped Price, subject to adjustment as set forth in the January 2023 Warrant. In each case, the January 2023 Warrants are exercisable at a price of $16.25 per share (as adjusted for the July 2023, 1 to 26 reverse stock split) for a period of five years.

Each March 2023 Warrant and June 2023 Warrant issuable by the Company pursuant to the Purchase Agreement entitles the holder to purchase that number of fully paid and nonassessable shares of the Company’s common stock determined (A) in the case following a Qualified Financing, by dividing (i) the sum of the aggregate outstanding principal amount of the March 2023 Note plus all accrued and unpaid interest thereon at the time of conversion by (ii) the quotient of the Discounted Qualified Financing Price divided by 0.75, or (B) in connection with a Change of Control, by dividing (i) the sum of the aggregate outstanding principal amount of the March 2023 Note or June 2023 Note plus all accrued and unpaid interest thereon at the time of the March 2023 Note’s or June 2023 Note’s conversion, by (ii) the Capped Price, subject to adjustment as set forth in the March 2023 Warrant or June 2023 Warrant. In each case, the March 2023 Warrants and June 2023 Warrants are exercisable at a price of $16.25 per share for a period of five years.

Participation Rights. Each of the January 2023 Notes, March 2023 Notes, and June 2023 Notes entitle the holder to purchase in a Qualified Financing an amount of Qualified Financing Securities (as defined above) up to 200% of the aggregate principal amount of either the January 2023 Note, March, 2023 Note, or June 2023 Notes, respectively, subscribed for by such holder in this Offering.

The Company contemplated ASC 480-10-30-7 related to the valuation of the embedded conversion feature contained in the January 2023 Notes, March 2023 Notes, and June 2023 Notes. The Company deemed that the most likely scenario to be utilized for valuing the conversion feature was a qualified financing. Therefore, the Company deemed that the January 2023 Notes, March 2023 Notes, and June 2023 were issued at a premium related to the definition of Discounted Qualified Financing Price contained in the Purchase Agreement. The premium recognized at the inception of January 2023 Notes was $135,000, the premium recognized at the inception of the March 2023 Notes was $262,533, and the premium recognized at the inception of the June 2023 Notes was $175,000.

The Company assessed the January 2023 Warrants, March 2023 Warrants, and June 2023 first under ASC 480. Based on the attributes of the January 2023 Warrants, March 2023 Warrants, and June 2023 Warrants, the Company determined that each are outside of the scope of ASC 480 and proceeded to assess each under ASC 815 to determine if any are considered indexed to the Company’s own common stock. Because the inputs which affect the number of shares to be issued upon exercise of the January 2023 Warrants, March 2023 Warrants, and June 2023 Warrants are not the inputs per 815-40-15-7E, none are deemed to be indexed to the Company’s own stock and have been recorded as liabilities under ASC 815 (Note 3) at the fair market value. At issuance, the Company recorded a warrant liability related to the January 2023 Warrants of $73,213, which amount is remeasured at fair market value at the end of each reporting period. The combination of the premium related to the conversion feature of $135,000 and the warrant liability of $73,213 resulted in the recognition of a debt discount of $208,213 at issuance of the January 2023 Notes and January 2023 Warrants. Further, at issuance of the March 2023 Warrants, the Company recorded a warrant liability of $568,574, which is remeasured at fair market value at the end of each reporting period. The combination of the premium related to the conversion feature of $262,533 and the warrant liability of $568,574 resulted in the recognition of a debt discount of $831,108 at issuance of the March 2023 Notes and March 2023 Warrants. Lastly, at issuance of the June 2023 Warrants, the Company recorded a warrant liability of $354,810, which is remeasured at fair market value at the end of each reporting period. The combination of the premium related to the conversion feature of $175,000 and the warrant liability of $354,180 resulted in the recognition of a debt discount of $529,810 at issuance of the June 2023 Notes and June 2023 Warrants.

The combination of the $135,000 premium associated with the conversion feature of the January 2023 Notes and the $208,213 discount associated with the January 2023 Warrants results in a net discount of $73,213 that is accreted over five years utilizing the effective interest method. The effective interest rate for the year ended October 31, 2023 is 13.0%. During the year ended October 31, 2023, the Company recorded accretion expense of $ $8,927, and a gain on the fair value of the warrant liability of $9,243, with no comparable amounts in the prior period.

The combination of the $262,533 premium associated with the conversion feature of the March 2023 Notes and the $831,108 discount associated with the March 2023 Warrants results in a net discount of $568,574 that is accreted over five years utilizing the effective interest method. The effective interest rate for the year ended October 31, 2023 is 44.6%. During the year ended October 31, 2023, the Company recorded accretion expense of $22,176, and a gain on the fair value of the warrant liability of $70,973, with no comparable amounts in the prior period.

The combination of the $175,000 premium associated with the conversion feature of the June 2023 Notes and the $529,810 discount associated with the June 2023 Warrants results in a net discount of $354,810 that is accreted over five years utilizing the effective interest method. The effective interest rate for the year ended October 31, 2023 is 39.5%. During the year ended October 31, 2023, the Company recorded accretion expense of $9,627 and a gain on the fair value of the warrant liability of $23,119 with no comparable amounts in the prior period.

During the year ended October 31, 2023 the Company recorded $26,240 in interest expense on the January 2023 Notes. During the year ended October 31, 2023, the Company recorded $37,314 in interest expense on the March 2023 Notes. During the year ended October 31, 2023, the Company recorded $15,551 in interest expense on the June 2023 Notes. As of October 31, 2023 and 2022, the Company had accrued $26,240 and $0, respectively, in interest on the January 2023 Notes. As of October 31, 2023 and 2022, the Company had accrued $37,314 and $0, respectively, in interest on the March 2023 Notes. As of October 31, 2023 and 2022, the Company had accrued $15,551 and $0, respectively, in interest on the June 2023 Notes.